UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2006

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments February 28, 2006 (unaudited)

NUMBER OF SHARES		VALUE

	COMMON STOCKS (96.4%)
	Advertising/Marketing Services (0.3%)
2,849	Lamar Advertising Co. (Class A)*	$145,356

	Air Freight/Couriers (1.1%)
5,563	C.H. Robinson Worldwide, Inc.	249,334
3,446	Expeditors International of Washington, Inc.	268,064
		517,398
	Apparel/Footwear (0.6%)
6,633	Cintas Corp.	272,550

	Apparel/Footwear Retail (0.6%)
4,690	Ross Stores, Inc.	132,821
5,665	Urban Outfitters, Inc.*	159,186
		292,007
	Biotechnology (10.2%)
18,937	Amgen Inc.*	1,429,554
3,494	Amylin Pharmaceuticals, Inc.*	151,570
12,145	Biogen Idec Inc.*	573,851
11,072	Celgene Corp.*	420,736
8,681	Chiron Corp.*	396,461
10,656	Genzyme Corp.*	738,887
14,844	Gilead Sciences, Inc.*	924,336
8,667	MedImmune, Inc.*	316,259
		4,951,654
	Broadcasting (0.8%)
47,457	Sirius Satellite Radio Inc.*	242,505
7,542	XM Satellite Radio Holdings Inc. (Class A)*	166,603
		409,108
	Cable/Satellite TV (2.5%)
31,408	Comcast Corp. (Class A)*	842,677
7,189	EchoStar Communications Corp. (Class A)*	211,141
7,950	Liberty Global Inc. (Class A)*	161,464
		1,215,282
	Casino/Gaming (0.5%)
3,571	Wynn Resorts, Ltd.*	237,293

	Chemicals: Specialty (0.3%)
2,126	Sigma-Aldrich Corp.	136,936

	Computer Communications (3.5%)
72,235	Cisco Systems, Inc.*	1,462,036
12,217	Juniper Networks, Inc.*	224,671
		1,686,707
	Computer Peripherals (0.9%)
12,807	Network Appliance, Inc.*	424,680

	Computer Processing Hardware (7.6%)
38,692	Apple Computer, Inc.*	2,651,950
28,500	Dell, Inc.*	826,500
48,888	Sun Microsystems, Inc.*	203,863
		3,682,313
	Contract Drilling (0.3%)
5,745	Patterson-UTI Energy, Inc.	158,275

	Data Processing Services (1.9%)
2,847	CheckFree Corp.*	140,813
7,596	Fiserv, Inc.*	315,234
11,835	Paychex, Inc.	473,992
		930,039

	Discount Stores (2.2%)
8,185	Costco Wholesale Corp.	419,727
5,541	Sears Holdings Corp.*	667,413
		1,087,140
	Electrical Products (0.3%)
6,462	American Power Conversion Corp.	132,019

	Electronic Components (1.1%)
20,482	Flextronics International Ltd. (Singapore)*	221,001
5,560	SanDisk Corp.*	335,490
		556,491
	Electronic Distributors (0.3%)
2,734	CDW Corp.	155,455

	Electronic Equipment/Instruments (0.4%)
62,272	JDS Uniphase Corp.*	189,307

	Electronic Production Equipment (2.6%)
27,619	Applied Materials, Inc.	506,533
9,784	Cadence Design Systems, Inc.*	173,666
7,874	KLA-Tencor Corp.	411,259
4,622	Lam Research Corp.*	199,208
		1,290,666
	Food Retail (0.6%)
4,387	Whole Foods Market, Inc.	280,242

	Home Improvement Chains (0.4%)
4,753	Fastenal Co.	208,704

	Information Technology Services (1.0%)
6,896	Citrix Systems, Inc.*	223,154
4,434	Cognizant Technology Solutions Corp. (Class A)*	255,443
		478,597
	Internet Retail (1.4%)
9,058	Amazon.com, Inc.*	339,584
10,989	IAC/InterActiveCorp*	321,318
		660,902
	Internet Software/Services (5.5%)
13,402	BEA Systems, Inc.*	153,721
7,935	Check Point Software Technologies Ltd. (Israel)*	168,698
3,995	Google, Inc. (Class A)*	1,448,667
7,955	VeriSign, Inc.*	188,215
22,449	Yahoo!, Inc.*	719,715
		2,679,016
	Media Conglomerates (0.2%)
7,835	Discovery Holding Company (Class A)*	114,391

	Medical Distributors (0.3%)
4,354	Patterson Companies, Inc.*	156,918

	Medical Specialties (1.3%)
11,040	Biomet, Inc.	401,856
2,485	DENTSPLY International, Inc.	141,620
1,166	Intuitive Surgical, Inc.*	105,173
		648,649
	Medical/Nursing Services (0.3%)
3,087	Lincare Holdings, Inc.*	126,258

	Movies/Entertainment (0.5%)
3,937	Pixar, Inc.*	251,181

	Other Consumer Services (3.9%)
5,872	Apollo Group, Inc. (Class A)*	289,959
34,329	eBay, Inc.*	1,375,220
11,282	Expedia, Inc.*	214,019
		1,879,198

	Packaged Software (13.0%)
19,284	Adobe Systems, Inc.	744,748
7,930	Autodesk, Inc.	298,565
7,337	Intuit Inc.*	356,431
120,587	Microsoft Corp. **	3,243,790
70,707	Oracle Corp.*	878,181
5,728	Red Hat, Inc.*	153,911
37,223	Symantec Corp.*	628,697
		6,304,323
	Personnel Services (0.4%)
4,134	Monster Worldwide, Inc.*	202,401

	Pharmaceuticals: Other (1.8%)
3,391	Sepracor, Inc.*	194,338
15,926	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	668,733
		863,071
	Recreational Products (1.3%)
8,044	Activision, Inc.*	100,550
9,974	Electronic Arts, Inc.*	518,349
		618,899
	Restaurants (2.6%)
35,187	Starbucks Corp.*	1,277,992

	Semiconductors (10.3%)
16,780	Altera Corp.*	336,271
8,137	ATI Technologies Inc. (Canada)*	129,216
13,127	Broadcom Corp. (Class A)*	591,874
69,491	Intel Corp.	1,431,515
13,408	Linear Technology Corp.	494,219
8,929	Marvell Technology Group, Ltd. (Bermuda)*	546,633
15,120	Maxim Integrated Products, Inc.	591,041
5,752	Microchip Technology Inc.	202,470
5,533	NVIDIA Corp.*	260,770
15,219	Xilinx, Inc.	415,174
		4,999,183
	Services to the Health Industry (0.8%)
4,278	Express Scripts, Inc.*	373,341

	Specialty Stores (2.0%)
13,141	Bed Bath & Beyond Inc.*	473,602
4,671	PETsMART, Inc.	121,259
16,171	Staples, Inc.	396,836
		991,697
	Specialty Telecommunications (0.4%)
3,201	NTL, Inc.*	210,786

	Telecommunication Equipment (8.6%)
6,879	Comverse Technology, Inc.*	197,840
3,295	Garmin Ltd. (Cayman Islands)	226,762
65,273	QUALCOMM Inc.	3,081,538
6,293	Research In Motion Ltd. (Canada)*	443,845
3,944	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	134,491
8,413	Tellabs, Inc.*	123,587
		4,208,063
	Trucks/Construction/Farm Machinery (1.3%)
3,928	Joy Global Inc.	202,528
6,246	PACCAR, Inc.	436,408
		638,936
	Wireless Telecommunications (0.5%)
4,837	NII Holdings, Inc. (Class B)*	247,751

	TOTAL COMMON STOCKS
	(Cost $34,101,358)	46,891,175

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (3.7%) REPURCHASE AGREEMENT
$1,779	Joint repurchase agreement account 4.555% due 03/01/06 (dated 02/28/06; proceeds $1,779,225) (a) (Cost $1,779,000)		1,779,000
	TOTAL INVESTMENTS
	(Cost $35,880,358)(b)(c)	100.1%	48,670,175
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(25,292)
	NET ASSETS	100.0%	$48,644,883

ADR                       American Depositary Receipt.

*                                         Non-income producing security.

**                                  A portion of this security is physically segregated in connection with open futures contracts in the amount of $150,000.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               Securities have been designated as collateral in an amount equal to $1,547,231 in connection with open futures contracts.

(c)                                The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,383,869 and the aggregate gross unrealized depreciation is $1,594,052, resulting in net unrealized appreciation of $12,789,817.

Futures Contracts Open at February 28, 2006:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION

4	Long	Nasdaq-100 Index March 2006	$669,800	$(17,280)

25	Long	Nasdaq-100 E-Mini March 2006	837,250	(4,884)

5	Long	Nasdaq-100 E-Mini March 2006	167,450	(662)

	Total Unrealized Depreciation			$(22,826)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006